Statement of Convertible Preferred Stock - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Increase (Decrease) in Temporary Equity
Balance at beginning of period	$ 35,410
Balance at beginning of period (in shares)	7,095,746
Balance at end of period		$ 35,410
Balance at end of period (in shares)		7,095,746
Series A Convertible Preferred Stock
Increase (Decrease) in Temporary Equity
Balance at beginning of period	$ 6,254	$ 6,254
Balance at beginning of period (in shares)	3,093,898	3,093,898
Conversion of convertible preferred stock into common stock upon closing of initial public offering	$ (6,254)
Conversion of convertible preferred stock into common stock upon closing of initial public offering (in shares)	(3,093,898)
Balance at end of period		$ 6,254
Balance at end of period (in shares)	0	3,093,898
Series B Convertible Preferred Stock
Increase (Decrease) in Temporary Equity
Balance at beginning of period	$ 29,156
Balance at beginning of period (in shares)	4,001,848
Issuance of convertible preferred stock for cash, net of issuance costs	$ 2,897	$ 20,937
Issuance of convertible preferred stock for cash, net of issuance costs (in shares)	442,925	2,904,127
Conversion of convertible preferred stock into common stock upon closing of initial public offering	$ (32,053)
Conversion of convertible preferred stock into common stock upon closing of initial public offering (in shares)	(4,444,773)
Issuance of convertible preferred stock on extinguishment of convertible promissory notes		$ 8,219
Issuance of convertible preferred stock on extinguishment of convertible promissory notes (in shares)		1,097,721
Balance at end of period		$ 29,156
Balance at end of period (in shares)	0	4,001,848